Loans and Advances to Customers - Summary of Loans and Advances to Customers by Subordination (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of loans and advances to customers [line Items]
Loans and advances to customers	[1]	€ 584,714	€ 571,909
Loans and advances to customers [member]
Disclosure of loans and advances to customers [line Items]
Loans and advances to customers		584,714	571,909
Loans and advances to customers [member] | Non-subordinated [member]
Disclosure of loans and advances to customers [line Items]
Loans and advances to customers		584,563	571,429
Loans and advances to customers [member] | Subordinated [member]
Disclosure of loans and advances to customers [line Items]
Loans and advances to customers		€ 152	€ 480

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.